CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)			12 Months Ended
	May 01, 2024	Mar. 29, 2024	Jun. 30, 2023
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
Reverse stock split	0.056	0.056	0.2